Summary of Significant Accounting Policies (Details Textual) - USD ($)			1 Months Ended	12 Months Ended
	Mar. 15, 2016	Oct. 01, 2015	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2016
Summary of Significant Accounting Policies [Textual]
Net operating loss carryforwards				More than 50
Deferred revenue					$ 48,130
Capitalized pre-contract costs				29,790	334,134
Restricted cash				50,007	1,100,000
Certificate of deposit, credit card borrowings				50,007	350,000
Deposits					750,000
Certificate of deposit, standby letter of credit					750,000
Accrued liabilities					750,000
Allowance for doubtful accounts				37,369	14,600
Outstanding advances			$ 1,000,000
Sale of receivables				1,500,000
Advances received, net				42,000
Depreciation expense				234,663	$ 14,447
Indefinite-lived intangible assets acquired		$ 50,000		$ 500,000
Common stock of shares				11,064,664	8,836,421
Recognized amortization expense of computer software				$ 27,755	$ 8,582
Customer deposits				278,945	754,545
Sales and marketing expense				765,434	626,569
Inventory					$ 24,999
Capital lease liability						$ 6,000,000
Chief Executive Officer [Member]
Summary of Significant Accounting Policies [Textual]
Indefinite-lived intangible assets acquired	$ 500,000
Non-cash consideration	$ 500,000
Common stock of shares	242,131